Share-based Compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of options, Outstanding beginning balance	9,430,150	11,346,381	12,175,583
Number of options granted	1,041,585	2,607,249	3,538,204
Number of options, Exercised	(3,049,281)	(3,144,786)	(2,197,104)
Number of options, Forfeited	(1,041,366)	(1,378,694)	(2,170,302)
Number of options, Outstanding ending balance	6,381,088	9,430,150	11,346,381	12,175,583
Number of options, Vested and expected to vest	6,183,397
Number of options, Exercisable	5,317,951
Weighted Average Exercise Price, Outstanding beginning balance	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Granted	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Exercised	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Forfeited	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Outstanding ending balance	0.0007	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Vested and expected to vest	0.0007
Weighted Average Exercise Price, Exercisable	¥ 0.0007
Weighted Average Remaining Contractual Life, Outstanding	6 years 6 months	7 years 2 months 12 days	7 years 8 months 12 days	8 years 1 month 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 4 months 24 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding beginning balance	¥ 391,330	¥ 1,079,661	¥ 1,939,500
Aggregate Intrinsic Value, Outstanding ending balance	45,236	¥ 391,330	¥ 1,079,661	¥ 1,939,500
Aggregate Intrinsic Value, Vested and expected to vest	43,835
Aggregate Intrinsic Value, Exercisable	¥ 37,700
Weighted Average Grant Date Fair Value, Outstanding beginning balance	¥ 78.35	¥ 96.29	¥ 33.95
Weighted Average Grant Date Fair Value, Granted	46.77	104.85	270.11
Weighted Average Grant Date Fair Value, Outstanding ending balance	¥ 47.97	¥ 78.35	¥ 96.29	¥ 33.95
Weighted Average Grant Date Fair Value, Vested and expected to vest	43.29
Weighted Average Grant Date Fair Value, Exercisable	35.99